Loans Principal, Interest and Financing Service Fee Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Loans Principal, Interest and Financing Service Fee Receivables [Abstract]
Schedule of Loans Principal, Interest and Financing Service Fee Receivables
	Note	December 31, 2023	December 31, 2024
		RMB	RMB

Home equity loans:	(a)	9,189,524,787	6,510,850,772
Loans principal, interest and financing service fee receivables

Less: allowance for credit losses	(i)
- Individually evaluated		(39,913,947)	(79,208,134)
- Collectively evaluated		(685,916,740)	(548,717,233)
Subtotal		(725,830,687)	(627,925,367)
Net loans principal, interest and financing service fee receivables of home equity loan		8,463,694,100	5,882,925,405
Corporate loans:	(e)
Loans principal, interest and financing service fee receivables		626,229,041	1,034,432,534

Less: allowance for credit losses		(55,964,409)	(50,094,979)
Net loans principal, interest and financing service fee receivables of corporate loan		570,264,632	984,337,555
Net loans principal, interest and financing service fee receivables		9,033,958,732	6,867,262,960

Schedule of Home Equity Loans	(a)Home equity loans
		December 31, 2023			December 31, 2024
	Note	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal
		RMB	RMB	RMB	RMB	RMB	RMB
Loans principal, interest and financing service fee receivables		3,477,208,979	5,712,315,808	9,189,524,787	2,475,754,706	4,035,096,066	6,510,850,772

Less: allowance for credit losses	(i)
- Individually evaluated		(13,099,754)	(26,814,193)	(39,913,947)	(43,242,069)	(35,966,065)	(79,208,134)
- Collectively evaluated		(272,173,960)	(413,742,780)	(685,916,740)	(201,671,557)	(347,045,676)	(548,717,233)
Subtotal		(285,273,714)	(440,556,973)	(725,830,687)	(244,913,626)	(383,011,741)	(627,925,367)
Net loans principal, interest and financing service fee receivables		3,191,935,265	5,271,758,835	8,463,694,100	2,230,841,080	3,652,084,325	5,882,925,405

Schedule of Allowance for Credit Losses

The table below presents the components of allowances for credit losses for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment as of December 31, 2023 and 2024.

	December 31, 2024
	Allowance for credit losses on loans collectively evaluated			Allowance for credit losses on loans individually evaluated
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	272,173,960	413,742,780	685,916,740	13,099,754	26,814,193	39,913,947	725,830,687
Provision for credit losses	11,834,337	(7,544,697)	4,289,640	11,155,428	29,701,572	40,857,000	45,146,640
Charge-offs	-	-	-	(93,774,223)	(136,921,530)	(230,695,753)	(230,695,753)
(Decrease)/Increase in guaranteed recoverable assets	(82,336,740)	(59,152,407)	(141,489,147)	100,995,026	103,550,359	204,545,385	63,056,238
Recoveries	-	-	-	11,766,084	12,821,471	24,587,555	24,587,555
As of December 31	201,671,557	347,045,676	548,717,233	43,242,069	35,966,065	79,208,134	627,925,367

Net loans principal, interest and financing service fee receivables	2,050,453,834	3,359,618,482	5,410,072,316	180,387,247	292,465,842	472,853,089	5,882,925,405

Recorded investment	2,252,125,391	3,706,664,158	5,958,789,549	223,629,316	328,431,907	552,061,223	6,510,850,772
	December 31, 2023
	Allowance for credit losses on loans collectively evaluated			Allowance for credit losses on loans individually evaluated
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	286,300,001	440,755,236	727,055,237	3,836,350	8,411,486	12,247,836	739,303,073
Provision for credit losses	(9,998,235)	3,075,268	(6,922,967)	16,910,650	28,005,798	44,916,448	37,993,481
Charge-offs	(51,262)	(258,155)	(309,417)	(20,447,394)	(25,852,778)	(46,300,172)	(46,609,589)
Decrease in guaranteed recoverable assets	(4,076,544)	(29,829,569)	(33,906,113)	4,240,046	2,358,226	6,598,272	(27,307,841)
Recoveries	-	-	-	8,560,102	13,891,461	22,451,563	22,451,563
As of December 31	272,173,960	413,742,780	685,916,740	13,099,754	26,814,193	39,913,947	725,830,687

Net loans principal, interest and financing service fee receivables	3,156,893,741	5,244,998,702	8,401,892,443	35,041,524	26,760,133	61,801,657	8,463,694,100

Recorded investment	3,429,067,701	5,658,741,482	9,087,809,183	48,141,278	53,574,326	101,715,604	9,189,524,787

Schedule of Aging of Allowance for Credit Losses

The following tables present the aging of allowance for credit losses as of December 31, 2024.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB

First lien	52,219,677	55,042,038	94,409,842	43,242,069	244,913,626
Second lien	86,004,370	93,605,389	167,435,918	35,966,065	383,011,741
Allowance for credit losses	138,224,047	148,647,427	261,845,760	79,208,134	627,925,367
	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB

First lien	129,317,384	68,099,373	74,757,203	13,099,754	285,273,714
Second lien	216,620,880	93,622,706	103,499,194	26,814,193	440,556,973
Allowance for credit losses	345,938,264	161,722,079	178,256,397	39,913,947	725,830,687

Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables

The following tables provides information on delinquency, which is the primary credit quality indicator for loan principal and financing service fee receivables as of December 31, 2024.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	271 - 360 days past due	361 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

First lien	1,743,448,927	211,649,445	297,027,019	152,995,572	70,512,116	-	121,628	2,475,754,706	223,629,316
Second lien	2,821,925,668	359,606,965	525,131,525	194,145,026	134,211,678	-	75,203	4,035,096,066	328,431,907
Loans principal, interest and financing service fee receivables	4,565,374,595	571,256,410	822,158,544	347,140,598	204,723,794	-	196,831	6,510,850,772	552,061,223
	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 269 days past due	270 - 360 days past due	361 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

First lien	2,871,408,359	287,844,375	269,814,967	28,055,593	5,119,297	5,309,947	9,656,441	3,477,208,979	48,141,278
Second lien	4,888,992,128	395,912,366	373,836,988	41,784,891	4,009,534	2,479,591	5,300,310	5,712,315,808	53,574,326
Loans principal, interest and financing service fee receivables	7,760,400,487	683,756,741	643,651,955	69,840,484	9,128,831	7,789,538	14,956,751	9,189,524,787	101,715,604

Schedule of Non-Accrual Loans	(1)Non-accrual loans summary
		Recorded investment
	Unpaid principal balance	Non-accrual loans	Non-accrual loans with related allowance for credit losses	Non-accrual loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

First lien	2,470,162,350	223,629,316	152,995,572	70,633,744	43,242,069
Second lien	4,025,845,985	328,431,907	194,145,026	134,286,881	35,966,065
As of December 31, 2024	6,496,008,335	552,061,223	347,140,598	204,920,625	79,208,134

First lien	42,315,372	48,141,278	27,245,188	20,902,542	13,099,754
Second lien	49,134,017	53,574,326	40,927,852	12,640,022	26,814,193
As of December 31, 2023	91,449,389	101,715,604	68,173,040	33,542,564	39,913,947

Schedule of Average Recorded Investment in Impaired Loans	Average recorded investment in non-accrual loans
	Year ended December 31, 2023		Year ended December 31, 2024
	Average recorded investment	Interest and fees income recognized	Average recorded investment	Interest and fees income recognized
	RMB	RMB	RMB	RMB

First lien	55,368,819	118,164,396	131,831,654	149,067,173
Second lien	74,194,759	135,686,886	201,779,809	170,331,545
Non-accrual loans	129,563,578	253,851,282	333,611,463	319,398,718